UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
June 16, 2025           to            July 15, 2025

Commission File Number of Issuing entity:	001-32848
Central Index Key Number of Issuing entity:	0001356284

STRATS(SM) TRUST FOR GOLDMAN SACHS GROUP SECURITIES, SERIES 2006-2

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	001-31818
Central Index Key Number of depositor:	0001140396

Synthetic Fixed-Income Securities, Inc.

(Exact name of depositor and sponsor as specified in its charter)

Barbara Garafalo, (212) 214-6289

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

52-2316399

(I.R.S. Employer Identification No.)

301 S. College Street Charlotte, NC	28288
(Address of principal executive offices of issuing entity)	(Zip Code)

(212) 214-6289

(Telephone number, including area code)

No Change

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
STRATS Certificates, Series 2006-2	☒			New York Stock Exchange

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. YES ☒ NO  ☐

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On July 15, 2025, a distribution in respect of the July 15, 2025 scheduled distribution date was made to holders of the STRATS Certificates, Series 2006-2. Attached as Exhibit 99.1 is the Trustee’s Distribution Statement for the July 15, 2025 scheduled distribution date, prepared by The Bank of New York Mellon (formerly known as The Bank of New York), as trustee.

The record date for the Distribution Date was July 14, 2025 and the Collection Period for the Distribution Date was the period from but excluding June 16, 2025 through and including July 15, 2025.

Item 1A. Asset-Level Information.

None.

Item 1B. Asset Representations Reviewer and Investor Communication.

None.

PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS.

None.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

None.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

None.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

The Goldman Sachs Group Inc., the issuer of the underlying securities, is subject to the information reporting requirements of the Securities Exchange Act of 1934 (the “Exchange Act”). For information on The Goldman Sachs Group Inc. please see its periodic and current reports filed with the Securities and Exchange Commission (the “Commission”) under its Commission file number, 001-14965 and Central Index Key (CIK) number 0000886982. The Commission maintains a site on the World Wide Web at “http://www.sec.gov” at which users can view and download copies of reports, proxy and information statements and other information filed electronically through the Electronic Data Gathering, Analysis and Retrieval system, or “EDGAR.” Periodic and current reports and other information required to be filed pursuant to the Exchange Act by The Goldman Sachs Group, Inc. may be accessed on this site. Neither Synthetic Fixed-Income Securities, Inc. nor the Trustee has participated in the preparation of such reporting documents, or made any due diligence investigation with respect to the information provided therein. Neither Synthetic Fixed-Income Securities, Inc. nor the Trustee has verified the accuracy or completeness of such documents or reports. There can be no assurance that events affecting the issuer of the underlying securities or the underlying securities themselves have not occurred or have not yet been publicly disclosed which would affect the accuracy or completeness of the publicly available documents described above.

ITEM 7 - CHANGE IN SPONSOR INTEREST IN THE SECURITIES.

None.

ITEM 8 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

None.

ITEM 9 - OTHER INFORMATION.

None.

ITEM 10 - EXHIBITS.

(a) Documents filed as part of this report.

Exhibit 99.1 Trustee’s Distribution Statement for the July 15, 2025 scheduled distribution date.

(b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 99.1 Trustee’s Distribution Statement for the July 15, 2025 scheduled distribution date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

STRATS(SM) TRUST FOR GOLDMAN SACHS GROUP SECURITIES, SERIES 2006-2
(Issuing Entity)

Synthetic Fixed-Income Securities, Inc.
(Depositor)

Date: July 15, 2025

	By:	/s/ Barbara Garafalo
	Name:	Barbara Garafalo
	Title:	President

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Trustee’s Distribution Statement for the July 15, 2025 scheduled distribution date.